Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 79,062	$ 597,777
Reduction	(63,083)	(430,385)
Disposal of a subsidiary		(82,732)
Foreign currency translation adjustments	(625)	(5,598)
Ending balance	$ 15,354	$ 79,062